Summary of Significant Accounting Policies - Schedule of Anti-Dilutive Securities Excluded from Calculation of Diluted Net Loss per Share (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Unvested Restricted Share and Restricted Share Unit Awards
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from calculation of diluted net loss per share	901,343	883,486	901,343	883,486
Unvested Share Options
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from calculation of diluted net loss per share	976,701		976,701